Property and equipment	12 Months Ended
Mar. 29, 2025
Property, Plant and Equipment [Abstract]
Property and equipment

5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Leasehold improvements	39,719	36,285
Furniture, fixtures and equipment	16,063	14,853
Software and electronic equipment	16,643	16,201

	72,425	67,339
Accumulated depreciation and impairment charges	(47,045)	(41,622)

	$25,380	$25,717

The Company wrote off $1.5 million of gross fixed assets that were fully depreciated during the year ended March 29, 2025 (March 30, 2024 - $2.8 million), mostly related to leasehold improvements. Property and equipment, having a cost of $9.1 million and net book value of $7.6 million at March 29, 2025, and a cost of $4.5 million and a net book value of $3.8 million at March 30, 2024, are under finance leasing arrangements.